Retirement Benefit Plans	12 Months Ended
Dec. 25, 2010
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Retirement Benefit Plans
Note 14: Retirement Benefit Plans
Pension Plans. The Company has various defined benefit pension plans covering substantially all domestic employees, employed as of June 30, 2005, except those employed by BeautiControl, and certain employees in other countries. In addition to providing pension benefits, the Company provides certain postretirement healthcare and life insurance benefits for selected U.S. and Canadian employees. Employees may become eligible for these benefits if they reach normal retirement age while working for the Company or satisfy certain age and years of service requirements. The medical plans are contributory for most retirees with contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. The medical plans include an allowance for Medicare for post-65 age retirees. Most employees and retirees outside the United States are covered by government healthcare programs.
The Company uses its fiscal year end as the measurement date for its plans. The funded status of all of the Company’s plans was as follows:

	U.S. plans				Foreign plans
	Pension benefits		Postretirement benefits		Pension benefits
(in millions)	2010	2009	2010	2009	2010	2009
Change in benefit obligations:
Beginning balance	$54.1	$50.2	$38.4	$40.4	$164.6	$145.0
New plan, beginning balance	—	—	—	—	—	3.2
Service cost	1.0	0.9	0.1	0.1	8.4	6.6
Interest cost	2.6	2.8	1.8	2.5	7.4	6.9
Actuarial (gain) loss	3.9	1.8	(0.9)	(0.5)	8.7	6.7
Benefits paid	(2.3)	(1.6)	(2.9)	(4.1)	(17.2)	(10.7)
Impact of exchange rates	—	—	0.1	—	1.5	6.2
Plan participant contributions	—	—	—	—	4.8	1.7
Settlements	(0.1)	—	—	—	(5.0)	(1.0)
Curtailments/Amendments	—	—	—	—	(0.6)	—
Ending balance	$59.2	$54.1	$36.6	$38.4	$172.6	$164.6
Change in plan assets at fair value:
Beginning balance	$26.2	$23.1	$—	$—	$82.1	$64.2
Actual return on plan assets	4.2	4.8	—	—	4.3	4.9
Company contributions	0.1	0.2	2.9	4.1	12.4	16.9
Plan participant contributions	—	—	—	—	5.0	2.1
Benefits and expenses paid	(2.7)	(1.9)	(2.9)	(4.1)	(15.7)	(9.9)
Impact of exchange rates	—	—	—	—	2.2	4.4
Settlements	—	—	—	—	(5.4)	(0.5)
Ending balance	$27.8	$26.2	$—	$—	$84.9	$82.1
Funded status of plans	$(31.4)	$(27.9)	$(36.6)	$(38.4)	$(87.7)	$(82.5)
Unrecognized actuarial loss	19.7	18.6	9.0	9.9	33.2	27.1
Unrecognized prior service cost/(benefit)	—	0.2	(6.7)	(7.5)	(1.7)	(1.0)
Net amount recognized	$(11.7)	$(9.1)	$(34.3)	$(36.0)	$(56.2)	$(56.4)
Amounts recognized in the balance sheet consisted of:

(in millions)	December 25, 2010	December 26, 2009
Accrued benefit liability	$(155.7)	$(148.8)
Accumulated other comprehensive loss (pretax)	53.5	47.3
Net amount recognized	$(102.2)	$(101.5)
Items not yet recognized as a component of pension expense as of December 25, 2010 and December 26, 2009 consisted of:

	2010		2009
(in millions)	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
Prior service cost (benefit)	$(1.7)	$(6.7)	$(0.8)	$(7.5)
Net actuarial loss	52.9	9.0	45.7	9.9
Accumulated other comprehensive loss (pretax)	$51.2	$2.3	$44.9	$2.4
Components of other comprehensive income (loss) for the years ended December 25, 2010 and December 26, 2009 consisted of the following:

	2010		2009
(in millions)	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
Net prior service (cost) benefit	$0.9	$(0.8)	$1.6	$(0.8)
Net actuarial gain (loss)	(7.2)	0.9	(1.3)	1.3
Other comprehensive income (loss)	$(6.3)	$0.1	$0.3	$0.5
In 2011, the Company expects to recognize approximately $0.9 million of the prior service benefit and $4.4 million of the net actuarial loss, as components of pension and postretirement expense.
The accumulated benefit obligation for all defined benefit pension plans at December 25, 2010 and December 26, 2009 was $205.9 million and $194.2 million, respectively. At December 25, 2010 and December 26, 2009, the accumulated benefit obligations of certain pension plans exceeded those plans’ assets. For those plans, the accumulated benefit obligations were $152.8 million and $137.4 million, and the fair value of their assets was $55.0 million and $47.2 million as of December 25, 2010 and December 26, 2009, respectively. The accrued benefit cost for the pension plans is reported in accrued liabilities and other long-term liabilities.
The costs associated with all of the Company’s plans were as follows:

	Pension benefits			Postretirement benefits
(in millions)	2010	2009	2008	2010	2009	2008
Components of net periodic benefit cost:
Service cost and expenses	$9.4	$7.5	$8.5	$0.1	$0.1	$0.1
Interest cost	10.0	9.7	9.9	1.8	2.5	2.4
Return on plan assets	(6.5)	(5.7)	(13.1)	—	—	—
Settlement/Curtailment	2.2	—	(0.7)	—	—	—
Recognized net actuarial loss	—	0.2	7.1	—	—	—
Net deferral	3.2	3.8	2.0	(0.4)	(0.5)	(0.2)
Net periodic benefit cost	$18.3	$15.5	$13.7	$1.5	$2.1	$2.3
Weighted average assumptions:
U.S. plans
Discount rate	5.1%	5.8%	6.0%	5.3%	5.8%	6.0%
Return on plan assets	8.3	8.3	8.5	n/a	n/a	n/a
Salary growth rate	5.0	5.0	5.0	n/a	n/a	n/a
Foreign plans
Discount rate	4.3%	5.0%	4.7%	n/a	n/a	n/a
Return on plan assets	4.4	4.8	4.5	n/a	n/a	n/a
Salary growth rate	3.0	3.1	3.1	n/a	n/a	n/a
The Company has established strategic asset allocation percentage targets for significant asset classes with the aim of achieving an appropriate balance between risk and return. The Company periodically revises asset allocations, where appropriate, in an effort to improve return and manage risk. The estimated rate of return is based on long-term expectations given current investment objectives and historical results. The expected rate of return assumption used by the Company to determine the benefit obligation for its U.S. and foreign plans for 2010 was 8.3 percent and 4.4 percent, respectively, and 8.3 percent and 4.8 percent for 2009, respectively.
The Company determines the discount rate primarily by reference to rates of high-quality, long term corporate and government bonds that mature in a pattern similar to the expected payments to be made under the plans. The weighted average discount rates used to determine the benefit obligation for the U.S. and foreign plans for 2010 were 4.7 percent and 4.3 percent, respectively, and 5.1 percent and 5.0 percent, respectively, for 2009.
The assumed healthcare cost trend rate for 2010 was 7.3 percent for both post-65 age participants and pre-65 age participants, decreasing to 5.0 percent in 2017. The healthcare cost trend rate assumption could have a significant effect on the amounts reported. A one percentage point change in the assumed healthcare cost trend rates would have the following effects:

	One percentage point
(in millions)	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$(0.1)
Effect on post-retirement benefit obligation	2.3	(2.0)
The Company sponsors a number of pension plans in the U.S. and in certain foreign countries. There are separate investment strategies in the United States and for each unit operating internationally that depend on the specific circumstances and objectives of the plans and/or to meet governmental requirements. The Company’s overall strategic investment objectives are to preserve the desired funded status of its plans and to balance risk and return through a wide diversification of asset types, fund strategies and investment managers. The asset allocation depends on the specific strategic objectives for each plan and is rebalanced to obtain the target asset mix if the percentages fall outside of the range considered to be acceptable. The investment policies are reviewed from time to time to ensure consistency with long-term objectives. Options, derivatives, forward and futures contracts, short positions, or margined positions may be held in reasonable amounts as deemed prudent. For plans that are tax-exempt, any transactions that would jeopardize this status are not allowed. Lending of securities is permitted in some cases in which appropriate compensation can be realized. The Company’s plans do not invest directly in its own stock; however, this does not mean investment in insurance company accounts or other commingled or mutual funds, or any index funds may not hold securities of the Company. The investment objectives of each unit are more specifically outlined below.
The Company’s weighted-average asset allocations at December 25, 2010 and December 26, 2009 by asset category were as follows:

	2010		2009
Asset Category	U.S. plans	Foreign plans	U.S. plans	Foreign plans
Equity securities	64%	30%	63%	31%
Debt securities	36	13	37	14
Real estate	—	1	—	1
Cash and money market investments	—	9	—	9
Guaranteed contracts	—	47	—	45
Total	100%	100%	100%	100%
The fair value of the Company’s pension plan assets at December 25, 2010 by asset category is as follows:

Description of Assets(in millions)		December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic plans:
	Common/collective trust (a)	$27.8	$—	$27.8	$—
Foreign plans:
Australia	Investment fund (b)	6.4	—	6.4	—
Switzerland	Guaranteed insurance contract (c)	30.5	—	—	30.5
Germany	Guaranteed insurance contract (c)	5.4	—	—	5.4
Belgium	Mutual fund (d)	19.2	—	19.2	—
Austria	Euro bond fund (e)	1.1	—	1.1	—
Korea	Guaranteed insurance contract (c)	4.3	—	—	4.3
Japan	Common/collective trust (f)	8.4	—	8.4	—
	Money market fund (f)	6.0	6.0	—	—
Philippines	Fixed income securities (g)	3.6	3.6	—	—
Total		$112.7	$9.6	$62.9	$40.2

(a)
The investment strategy of the U.S. pension plan is to seek to achieve each year a return greater than or equal to the return that would have been earned by a portfolio invested approximately 60 percent in equity securities and 40 percent in fixed income securities. The common trusts currently hold 64 percent of its assets in equity securities (33 percent large U.S. stocks, 21 percent small U.S. stocks, and 10 percent international stocks) and 36 percent in fixed income securities. The common trusts are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds (equity securities and fixed income securities) are valued using quoted market prices.

(b)
The strategy of this fund is to achieve a long-term net return of at least 4 percent above inflation based on the Australian consumer price index. The investment strategy is to invest mainly in equities and property, which are expected to earn higher returns over the long term. The fair value of the fund is determined using the net asset value per share using quoted market prices or other observable inputs in active markets. As of December 25, 2010, this fund held investments in Australian equities (37 percent), other equities of listed companies outside of Australia (27 percent), real estate (19 percent), government and corporate bonds (11 percent) and cash (6 percent).

(c)
The strategy of the Company’s plans in Germany, Korea and Switzerland is to seek to ensure the future benefit payments of their participants and manage market risk. This is achieved by funding the pension obligations through guaranteed insurance contracts. The plan assets operate similar to investment contracts whereby the interest rate, as well as the surrender value, is guaranteed. The fair value is determined as the contract value, using a guaranteed rate of return which will increase if the market performance exceeds that return.

(d)
The strategy of the Belgian plan is to seek to achieve each year a return greater than or equal to the return that would have been earned by a portfolio invested approximately 60 percent in equity securities and 40 percent in fixed income securities. The fair value of the fund is calculated using the net asset value per share as determined by the quoted market prices of the underlying investments. This fund holds equities of large-cap European companies (33 percent), small-cap European companies (22 percent), equities outside of Europe, mainly in the U.S. and emerging markets (12 percent), and the remaining amount in bonds, primarily from European and U.S. governments (33 percent).

(e)	This fund invests in highly-rated euro government bonds. The fair value of the bond fund is determined using quoted market prices of the underlying assets included in the fund.

(f)
The Company’s strategy is to invest approximately 60 percent of assets to benefit from the higher expected returns from long-term investments in equities and to invest 40 percent of assets in short-term low investment risk instruments to fund near term benefits payments. The target allocation for plan assets to implement this strategy is 50 percent equities in Japanese listed securities, 7 percent in equities outside of Japan and 43 percent in cash and other short-term investments. The equity investment has been achieved through a collective trust that at year end 2010 held 59 percent in total funded assets. Of the amount held in the collective trust, 87 percent was invested in Japanese equities, and 13 percent was invested in equities of companies based outside of Japan. The fair value of the collective trust is determined by the market value of the underlying shares, which are traded in active markets. At year end 2010, 41 percent of the plan assets were held in a money market fund. The money market fund is a highly liquid investment and is valued using quoted market prices in active markets.

(g)
The investment strategy in the Philippines is to invest in low risk domestic fixed-income earnings securities. Assets include, but are not limited to, Philippine peso denominated treasury bills, treasury bonds, treasury notes and other government securities fully guaranteed by the Philippine government. The amounts held at year end were valued using quoted bid prices on similarly termed government securities.

The following table presents a reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs (Level 3):

Level 3
Beginning balance at December 26, 2009	$35.7
Realized gains	1.8
Purchases, sales and settlements, net	0.8
Impact of exchange rates	1.9
Ending balance at December 25, 2010	$40.2
The Company expects to contribute $18.9 million to its U.S. and foreign pension plans and $3.2 million to its other U.S. postretirement benefit plan in 2011.
The Company also has several savings, thrift and profit-sharing plans. Its contributions to these plans are in part based upon various levels of employee participation. The total cost of these plans was $8.9 million, $7.8 million and $7.4 million for 2010, 2009 and 2008, respectively.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the Company’s foreign and U.S. plans:

Years	Pension benefits	Postretirement benefits	Subsidy Receipts	Total
2011	$15.8	$3.6	$0.4	$19.0
2012	12.5	3.6	0.4	15.7
2013	14.0	3.6	0.4	17.2
2014	33.9	3.6	0.4	37.1
2015	13.5	3.6	0.4	16.7
2016-2020	82.9	16.0	2.0	96.9
Included in the postretirement benefits in the table above are expected payments for prescription drug benefits. As a result of the Medicare Prescription Drug, Improvement and Modernization Act of 2003, the Company expects subsidy receipts of $4.0 million from 2011 through 2020 related to these prescription drug benefits.